Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions			4 Months Ended	12 Months Ended
	Jan. 18, 2018	Oct. 31, 2017	Feb. 16, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Par value per share				£ 0.25	£ 0.25
Number of shares authorsed for repurchase		300,000,000
Number of shares repurchased		21,000,000		21,839,676
Value of shares repurchased		£ 153
Value of shares repurchased and cancelled				£ 149
Cash payments for share repurchases				149
Liabilities to repurchase own shares				147
Nominal value of canceled shares				£ 5
Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Number of shares repurchased	22,000,000		42,835,577
Cash payments for share repurchases	£ 4